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Philadelphia, PA 19103-7018
Telephone (215) 564-8000
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Jana L. Cresswell

jcresswell@stradley.com

215-564-8048

July 24, 2015

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:                          UBS Relationship Funds

File No. 811-09036

Ladies and Gentlemen:

Pursuant to Rule 8b-15 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 63 (the “Amendment”) to the Registration Statement of UBS Relationship Funds (the “Registrant”) on Form N-1A.

The Amendment is being filed to amend and supplement the Registrant’s Registration Statement, as pertaining to the Part A of the UBS-HALO Emerging Markets Equity Relationship Fund and the Part B of the series of the Registrant only as it relates to the UBS-HALO Emerging Markets Equity Relationship Fund.

Please direct questions or comments relating to the Amendment to me at the number above.

Very truly yours,

/s/Jana L. Cresswell
Jana L. Cresswell

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